Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
BEST BUY RETIREMENT SAVINGS PLAN
(PLAN NUMBER 002)
(EMPLOYER IDENTIFICATION NUMBER 55-0805038)
SCHEDULE H, PART IV, LINE 4i — SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party and (c) Description of Investment	(d) Total Shares	(e) Current Value
	CASH AND CASH EQUIVALENTS:
	SSGA Government Money Market Fund		$4,054,675

	BEST BUY CO., INC. STOCK FUND:
*	Best Buy Co., Inc. Common Stock	1,839,469	78,478,924

	REGISTERED INVESTMENT COMPANIES:
	Active U.S. Small/Mid Cap Equity Fund - DFA U.S. Targeted Value I		35,531,037

	POOLED FUNDS:
	Active U.S. Small/Mid Cap Equity Fund - Allspring Discovery CIT E1		35,531,037
	MFS International Equity Fund - Class 3A		154,312,316
	Prudential Core Plus Bond Fund		189,693,594
	State Street Global All Cap Equity Ex U.S. Index Fund - Class II		265,168,511
	State Street Russell Small/Mid Cap Index Fund - Class II		305,209,217
	State Street S&P 500 Index Fund - Class II		971,073,477
	State Street U.S. Bond Index SL Series Fund - Class XIV		72,759,673
	State Street Target Retirement SL Fund - Class V		64,853,581
	State Street Target Retirement 2025 SL Fund - Class V		40,128,437
	State Street Target Retirement 2030 SL Fund - Class V		75,452,588
	State Street Target Retirement 2035 SL Fund - Class V		122,721,822
	State Street Target Retirement 2040 SL Fund - Class V		151,402,710
	State Street Target Retirement 2045 SL Fund - Class V		209,395,775
	State Street Target Retirement 2050 SL Fund - Class V		286,621,857
	State Street Target Retirement 2055 SL Fund - Class V		177,658,008
	State Street Target Retirement 2060 SL Fund - Class V		106,191,810
	State Street Target Retirement 2065 SL Fund - Class V		27,752,596
	State Street Target Retirement 2070 SL Fund - Class V		765,922
	Total pooled funds		3,256,692,931

	STABLE VALUE FUND:
	Security-Backed (Synthetic) Guaranteed Investment Contracts:
	Galliard Intermediate Core Fund A		46,464,835
	Galliard Intermediate Core Fund L		45,961,320
	Galliard Short Core Fund F		57,936,226
	Wrapper contracts		2,115,204
	Total security-backed (synthetic) guaranteed investment contracts		152,477,585
	Collective Investment Trust:
	Short Term Investment Fund II		5,949,146
	Total stable value fund		158,426,731

*	NOTES RECEIVABLE FROM PARTICIPANTS, 4.25% interest rate and maturity dates through October 19, 2029		409,874

	TOTAL ASSETS HELD AT END OF YEAR		$3,533,594,172
*Denotes party-in-interest
Note: Cost information is not required for participant-directed investments and, therefore, is not included.
See accompanying Report of Independent Registered Public Accounting Firm.